Submission	Oct. 21, 2024
Submission [Line Items]
Central Index Key	0001929561
Registrant Name	RXO, Inc.
Registration File Number	333-282002
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES